UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4257

DWS Variable Series I

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Bond VIP

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 15.6%
Consumer Discretionary 2.9%
Avis Budget Car Rental LLC, 144A, 7.625%, 5/15/2014 (b)	178,000	181,560
Caesars Entertainment, Inc.:
7.875%, 3/15/2010 (b)	248,000	259,160
8.125%, 5/15/2011	165,000	174,694
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	168,000	224,081
DaimlerChrysler NA Holding Corp., Series E, 5.89% *, 10/31/2008	641,000	644,305
Dex Media East LLC/Financial, 12.125%, 11/15/2012	132,000	144,375
Idearc, Inc., 144A, 8.0%, 11/15/2016	338,000	347,717
INVISTA, 144A, 9.25%, 5/1/2012	513,000	546,345
Mandalay Resort Group, 9.375%, 2/15/2010	354,000	381,435

Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015	79,000	80,777
Station Casinos, Inc., 6.5%, 2/1/2014	274,000	252,080
TCI Communications, Inc., 8.75%, 8/1/2015	608,000	718,117
Time Warner, Inc.:
7.625%, 4/15/2031	415,000	466,387
7.7%, 5/1/2032	88,000	99,769
TRW Automotive, Inc., 144A, 7.25%, 3/15/2017	90,000	88,200
United Auto Group, Inc., 144A, 7.75%, 12/15/2016	176,000	177,760
Valassis Communications, Inc., 144A, 8.25%, 3/1/2015	127,000	124,777
Viacom, Inc.:
5.75%, 4/30/2011	458,000	464,286
6.875%, 4/30/2036	323,000	325,579
Wal-Mart Stores, Inc., 5.875%, 4/5/2027	650,000	651,540

		6,352,944
Consumer Staples 0.1%
Dean Foods Co., 7.0%, 6/1/2016	115,000	115,431
SUPERVALU, Inc., 7.5%, 11/15/2014	200,000	208,500

		323,931
Energy 1.5%
Allis-Chalmers Energy, Inc., 8.5%, 3/1/2017 (b)	165,000	162,525
Basic Energy Services, Inc., 7.125%, 4/15/2016	101,000	98,475
Berry Petroleum Co., 8.25%, 11/1/2016	218,000	216,910
Chesapeake Energy Corp., 6.875%, 1/15/2016 (b)	170,000	172,125
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016	39,000	39,975
Denbury Resources, Inc., 7.5%, 12/15/2015	12,000	12,120
Enterprise Products Operating LP:
Series B, 5.0%, 3/1/2015 (b)	125,000	119,286
Series B, 6.375%, 2/1/2013 (b)	280,000	291,619
7.5%, 2/1/2011	347,000	372,128
8.375%, 8/1/2066	458,000	501,184
Plains Exploration & Production Co., 7.0%, 3/15/2017	112,000	112,560
Sempra Energy, 4.621%, 5/17/2007	760,000	759,161
Southern Union Co., 7.2%, 11/1/2066 (b)	321,000	323,588
Tesoro Corp., 6.625%, 11/1/2015	115,000	116,437
Williams Partners LP, 144A, 7.25%, 2/1/2017	35,000	37,013

		3,335,106
Financials 4.3%
American General Finance Corp., Series I, 4.875%, 5/15/2010	105,000	104,579
American International Group, Inc., 6.25%, 3/15/2037	1,100,000	1,070,652
Arch Western Finance, 6.75%, 7/1/2013	304,000	299,060
Chubb Corp., 6.375%, 3/29/2067	551,000	549,594
ComEd Financing III, 6.35%, 3/15/2033	238,000	200,486
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	330,000	360,423
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048	385,000	396,926
Ford Motor Credit Co., 8.11% *, 1/13/2012	207,000	202,347
Glen Meadow Pass Through, 144A, 6.505%, 2/12/2067	605,000	613,530
GMAC LLC:
6.0%, 12/15/2011	370,000	358,867
8.0%, 11/1/2031	35,000	37,525
Health Care Property Investors, Inc., (REIT), 6.0%, 1/30/2017	485,000	486,595
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033	540,000	530,086
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	550,000	533,206
6.22%, 9/15/2026	300,000	300,684

NLV Financial Corp., 144A, 6.5%, 3/15/2035	734,000	705,728
NSG Holdings LLC, 144A, 7.75%, 12/15/2025	226,000	236,170
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	57,000	61,560
Residential Capital LLC, 6.875%, 6/30/2015 (b)	225,000	227,006
Suntrust Preferred Capital I, 5.853%, 12/15/2011	221,000	224,092
The Travelers Companies, Inc., 6.25%, 3/15/2037	550,000	543,178
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	245,000	237,010
Wachovia Capital Trust III, 5.8%, 3/15/2042	1,195,000	1,209,252
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	106,000	106,397

		9,594,953
Health Care 0.1%
HCA, Inc., 7.875%, 2/1/2011	165,000	168,094
Invacare Corp., 144A, 9.75%, 2/15/2015	46,000	46,230
The Cooper Companies, Inc., 144A, 7.125%, 2/15/2015	115,000	116,725

		331,049
Industrials 1.0%
Allied Waste North America, Inc., 6.5%, 11/15/2010 (b)	325,000	325,812
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	215,680	233,582
American Railcar Industries, Inc., 144A, 7.5%, 3/1/2014	25,000	25,687
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	110,000	114,400
144A, 8.86% *, 2/1/2015	25,000	25,688
Arizona Public Service Co., 5.625%, 5/15/2033	550,000	502,628
SemGroup LP, 144A, 8.75%, 11/15/2015	318,000	322,770
Service Corp. International, 7.375%, 10/1/2014	38,000	39,520
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015	25,000	25,094
TransDigm, Inc., 144A, 7.75%, 7/15/2014	129,000	133,192
Xerox Corp., 6.75%, 2/1/2017	460,000	481,352

		2,229,725
Information Technology 0.3%
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014	105,000	105,131
Intuit, Inc., 5.75%, 3/15/2017	487,000	480,458

		585,589
Materials 0.6%
Berry Plastics Holding Corp., 8.875%, 9/15/2014	135,000	138,038
Chemtura Corp., 6.875%, 6/1/2016	44,000	42,570
Lyondell Chemical Co.:
8.0%, 9/15/2014	261,000	273,397
8.25%, 9/15/2016	96,000	102,720
10.5%, 6/1/2013	55,000	60,225
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014	230,000	236,900
Peabody Energy Corp., Series B, 6.875%, 3/15/2013	5,000	5,088
Pliant Corp., 11.625%, 6/15/2009 (PIK)	7	8
The Mosaic Co.:
144A, 7.375%, 12/1/2014	157,000	163,672
144A, 7.625%, 12/1/2016	32,000	33,760
Westlake Chemical Corp., 6.625%, 1/15/2016 (b)	289,000	281,775

		1,338,153
Telecommunication Services 0.8%
Citizens Communications Co., 9.0%, 8/15/2031	217,000	237,615
Embarq Corp., 7.995%, 6/1/2036	572,000	590,653

Sprint Nextel Corp., 6.0%, 12/1/2016	330,000	324,755
US Unwired, Inc., Series B, 10.0%, 6/15/2012	480,000	524,153

		1,677,176
Utilities 4.0%
AES Corp., 144A, 8.75%, 5/15/2013	70,000	74,550
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	365,000	399,675
Baltimore Gas & Electric Co., 144A, 6.35%, 10/1/2036	260,000	264,504
CMS Energy Corp., 8.5%, 4/15/2011	35,000	38,063
Commonwealth Edison Co.:
Series 98, 6.15%, 3/15/2012	550,000	547,919
6.95%, 7/15/2018 (b)	440,000	436,550
Constellation Energy Group, 7.6%, 4/1/2032	205,000	232,095
Consumers Energy Co., Series F, 4.0%, 5/15/2010	980,000	945,619
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	330,000	336,189
7.5%, 6/30/2066	955,000	1,027,284
Edison Mission Energy, 7.75%, 6/15/2016	208,000	216,840
Energy East Corp., 6.75%, 7/15/2036	545,000	575,938
Entergy Mississippi, Inc., 5.92%, 2/1/2016	225,000	225,889
FPL Energy National Wind, 144A, 5.608%, 3/10/2024	509,631	503,072
Integrys Energy Group, Inc., 6.11%, 12/1/2066	480,000	473,426
Mirant Mid Atlantic LLC, Series A, 8.625%, 6/30/2012	126,379	133,804
Mission Energy Holding Co., 13.5%, 7/15/2008	134,000	146,060
Nevada Power Co., 9.0%, 8/15/2013	35,000	37,762
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	315,000	329,270
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	830,000	815,807
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	179,000	195,334
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	230,000	234,600
Sierra Pacific Resources:
6.75%, 8/15/2017 (b)	15,000	15,312
8.625%, 3/15/2014 (b)	10,000	10,817
TXU Corp., 7.48%, 1/1/2017	616,000	637,240

		8,853,619

Total Corporate Bonds (Cost $34,559,534)		34,622,245
Foreign Bonds - US$ Denominated 9.2%
Consumer Discretionary 0.1%
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	277,000	278,731
Consumer Staples 0.0%
Cerveceria Nacional Dominicana, 144A, 8.0%, 3/27/2014	100,000	101,750
Energy 0.3%
Canadian Natural Resources Ltd., 6.5%, 2/15/2037 (b)	320,000	324,591
GAZ Capital (Gazprom), 144A, 6.212%, 11/22/2016	319,000	319,160

		643,751
Financials 5.8%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	475,000	474,940
Axa, 144A, 6.379%, 12/14/2049	500,000	479,925
Banco Do Estado de Sao Paulo, 144A, 8.7%, 9/20/2049	135,000	142,425
Banco Mercantil del Norte SA, Series A, 144A, 6.862%, 10/13/2021	362,000	369,131
Banque Centrale de Tunisie, 8.25%, 9/19/2027	80,000	97,700
Catlin Insurance Co., Ltd., 144A, 7.249%, 12/31/2049	312,000	309,786
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049	535,000	522,437

Corp. Andina de Fomento, 5.75%, 1/12/2017	570,000	572,480
ICICI Bank Ltd., 144A, 5.75%, 1/12/2012	555,000	555,654
Kazakhstan Temir Zholy, 7.0%, 5/11/2016	250,000	259,642
Lloyds TSB Group PLC, 144A, 6.267%, 12/31/2049	600,000	589,659
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	1,100,000	1,162,590
MUFG Capital Finance 1 Ltd., 6.346%, 7/29/2049	1,575,000	1,608,803
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	1,505,000	1,583,952
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	355,000	392,330
SMFG Preferred Capital, 144A, 6.078%, 1/29/2049	1,100,000	1,102,134
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013	425,000	438,925
Sumitomo Mitsui Banking Corp., 144A, 5.625%, 7/29/2049	910,000	896,365
TNK-BP Finance SA:
144A, 6.125%, 3/20/2012	130,000	129,025
144A, 6.625%, 3/20/2017	195,000	193,537
Union Bank of Switzerland, 5.31%, 4/5/2007	651,988	651,988
White Mountains RE Group, 144A, 6.375%, 3/20/2017	440,000	434,415

		12,967,843
Industrials 0.3%
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/2017	68,000	70,890
Kansas City Southern de Mexico:
144A, 7.625%, 12/1/2013	162,000	163,822
9.375%, 5/1/2012	289,000	310,675
12.5%, 6/15/2012	30,000	32,160

		577,547
Information Technology 0.1%
Seagate Technology HDD Holdings:
6.375%, 10/1/2011	85,000	85,000
6.8%, 10/1/2016	152,000	152,760

		237,760
Materials 0.3%
Celulosa Arauco y Constitucion SA:
5.125%, 7/9/2013 (b)	274,000	265,507
5.625%, 4/20/2015	385,000	378,766
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	85,000	85,728

		730,001
Sovereign Bonds 1.4%
Dominican Republic, Series REG S, 8.625%, 4/20/2027 (PIK)	100,000	115,300
Federative Republic of Brazil, 7.125%, 1/20/2037	160,000	176,960
Government of Ukraine:
Series REG S, 6.58%, 11/21/2016	100,000	101,250
Series REG S, 7.65%, 6/11/2013	100,000	108,350
Republic of Argentina:
GDP Linked Note, 12/15/2035	447,062	61,695
8.28%, 12/31/2033	193,201	224,499
Republic of Colombia:
7.375%, 1/27/2017	100,000	108,850
7.375%, 9/18/2037	320,000	348,320
Republic of El Salvador, Series REG S, 7.65%, 6/15/2035	130,000	148,200
Republic of Indonesia, Series REG S, 6.625%, 2/17/2037	180,000	177,975
Republic of Panama:
6.7%, 1/26/2036	80,000	83,040
7.125%, 1/29/2026	220,000	237,600
Republic of Philippines, 7.75%, 1/14/2031	260,000	293,150
Republic of Turkey, 6.875%, 3/17/2036	270,000	258,187

Republic of Venezuela:
5.75%, 2/26/2016		100,000	94,050
7.65%, 4/21/2025		340,000	360,400
State of Qatar, Series REG S, 9.75%, 6/15/2030		130,000	193,700

			3,091,526
Telecommunication Services 0.9%
Axtel SAB de CV, 144A, 7.625%, 2/1/2017		209,000	205,865
Mobifon Holdings BV, 12.5%, 7/31/2010		60,000	64,950
Nordic Telephone Co. Holdings, 144A, 8.875%, 5/1/2016		182,000	194,740
Telecom Italia Capital:
4.95%, 9/30/2014		306,000	288,250
6.2%, 7/18/2011		175,000	179,613
Telefonica Europe BV, 7.75%, 9/15/2010		909,000	979,504

			1,912,922

Total Foreign Bonds - US$ Denominated (Cost $20,214,731)			20,541,831
Foreign Bonds - Non US$ Denominated 1.5%
Financials 0.1%
Red Arrow International Leasing, "A", 8.375%, 6/30/2012	RUB	4,197,459	167,356
Materials 0.1%
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	260,000	353,833
Sovereign Bonds 1.3%
Government of Indonesia:
Series FR-23, 11.0%, 12/15/2012	IDR	800,000,000	94,115
Series FR-26, 11.0%, 10/15/2014	IDR	722,000,000	85,160
Series FR-33, 12.5%, 3/15/2013	IDR	600,000,000	74,880
Series FR-43, 10.25%, 7/15/2022	IDR	920,000,000	99,310
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	570,000	167,380
Mexican Bonds:
Series MI-10, 8.0%, 12/19/2013	MXN	12,030,000	1,117,747
Series M-20, 8.0%, 12/7/2023	MXN	2,780,000	260,566
Republic of Argentina:
GDP Linked Note, 12/15/2035	ARS	1,246,290	47,660
5.83%, 12/31/2033 (PIK)	ARS	240,842	102,434
Republic of Egypt:
Series 364, Treasury Bill, 8.69% **, 4/3/2007	EGP	1,500,000	263,278
Series 182, Treasury Bill, 9.834% **, 4/10/2007	EGP	600,000	105,164
Republic of Peru, 8.2%, 8/12/2026	PEN	550,000	209,337
Republic of Turkey:
Series CPI, 10.0%, 2/15/2012	TRY	120,000	87,802
14.0%, 1/19/2011	TRY	200,000	127,342
15.0%, 2/10/2010	TRY	130,000	86,060

			2,928,235

Total Foreign Bonds - Non US$ Denominated (Cost $3,271,524)			3,449,424
Asset Backed 2.1%
Automobile Receivables 0.1%
Drive Auto Receivables Trust, "A2", Series 2005-2, 144A, 4.12%, 1/15/2010		199,760	198,921
Home Equity Loans 2.0%
Merrill Lynch Mortgage Investors Trust, "A1A", Series 2005-NCB, 5.451%, 7/25/2036		111,660	111,217
New Century Home Equity Loan Trust, "A2", Series 2005-A, 4.461%, 8/25/2035		842,050	834,492
Renaissance Home Equity Loan Trust, "AF3", Series 2004-2, 4.464%, 7/25/2034		201,851	200,952

Residential Asset Mortgage Products, Inc., "AI3", Series 2004-RS4, 4.003%, 1/25/2030	14,972	14,917
Soundview Home Equity Loan Trust, "A2", Series 2005-CTX1, 5.195%, 11/25/2035	975,000	970,051
Terwin Mortgage Trust, "AF2", Series 2005-14HE, 4.849%, 8/25/2036	1,525,000	1,509,991
Wells Fargo Home Equity Trust, "A1", Series 2006-2, 5.39% *, 7/25/2036	738,220	738,122

		4,379,742

Total Asset Backed (Cost $4,621,911)		4,578,663
	Shares	Value ($)

Preferred Stocks 0.1%
Arch Capital Group Ltd., 8.0%	4,202	112,272
Ford Motor Credit Co., 7.375%	2,520	53,928

Total Preferred Stocks (Cost $161,444)		166,200
	Principal Amount ($)(a)	Value ($)

US Government Agency Sponsored Pass-Throughs 13.7%
Federal Home Loan Mortgage Corp., 5.5%, with various maturities from 11/15/2016 until 8/1/2024	2,066,361	2,069,566
Federal National Mortgage Association:
4.5%, with various maturities from 5/1/2019 until 6/1/2034	3,490,086	3,338,653
5.0%, with various maturities from 7/1/2033 until 5/1/2034	2,149,509	2,082,043
5.5%, with various maturities from 1/1/2025 until 4/1/2036 (c)	11,912,723	11,812,163
6.0%, with various maturities from 4/1/2024 until 3/1/2025	1,744,592	1,773,686
6.31%, 6/1/2008	1,700,000	1,704,535
6.5%, with various maturities from 3/1/2017 until 9/1/2036	5,669,122	5,784,807
7.0%, with various maturities from 6/1/2031 until 8/1/2036 (c)	1,851,124	1,902,536
8.0%, 9/1/2015	43,568	45,632

Total US Government Agency Sponsored Pass-Throughs (Cost $30,543,924)		30,513,621
Commercial and Non-Agency Mortgage-Backed Securities 30.7%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.42% *, 1/25/2036	820,000	817,830
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	1,050,000	1,037,652
Banc of America Commercial Mortgage, Inc., "A4", Series 2005-5, 5.115%, 10/10/2045	1,465,000	1,442,967
Banc of America Mortgage Securities, "1A20", Series 2005-3, 5.5%, 4/25/2035	1,095,000	1,097,520
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625% *, 2/25/2036	2,797,546	2,747,565
"2A1", Series 2006-4, 5.827% *, 10/25/2036	827,008	832,512
Chase Commercial Mortgage Securities Corp., "A2", Series 1998-2, 6.39%, 11/18/2030	925,150	937,647
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.27% *, 12/25/2035	1,422,719	1,416,639
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.54% *, 3/25/2036	1,269,043	1,269,632
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	737,093	751,835
CitiMortgage Alternative Loan Trust, "A1", Series 2006-A2, 6.0%, 5/25/2036	1,219,839	1,233,791
Countrywide Alternative Loan Trust:
"1A1", Series 2004-2CB, 4.25%, 3/25/2034	455,851	447,768
"A1", Series 2004-1T1, 5.0%, 2/25/2034	498,215	492,657
"A2", Series 2002-18, 5.25%, 2/25/2033	824,983	821,430
"A2", Series 2003-21T1, 5.25%, 12/25/2033	679,056	673,067
"A2", Series 2004-1T1, 5.5%, 2/25/2034	330,883	330,086
Countrywide Home Loans:

"2A2C", Series 2006-HYB1, 5.241% *, 3/20/2036	930,000	929,832
"2A1", Series 2006-HYB1, 5.361% *, 3/20/2036	719,659	717,818
"A1", Series 2005-29, 5.75%, 12/25/2035	1,250,371	1,245,316
"A2", Series 2006-1, 6.0%, 3/25/2036	960,196	959,746
Credit Suisse Mortgage Capital Certificates, Inc., "3A1", Series 2006-9, 6.0%, 11/25/2036	2,841,503	2,878,849
CS First Boston Mortgage Securities Corp.:
"A2", Series 1998-C2, 6.3%, 11/15/2030	236,243	239,246
"A3", Series 1997-C2, 6.55%, 1/17/2035	637,596	640,502
Deutsche Mortgage & Asset Receiving Corp., "A2", Series 1998-C1, 6.538%, 6/15/2031	666,203	669,353
First Horizon Alternative Mortgage Securities, "1A18", Series 2005-FA8, 5.5%, 11/25/2035	947,509	946,068
GMAC Mortgage Corp. Loan Trust:
"A15", Series 2004-J1, 5.25%, 4/25/2034	549,785	548,554
"A1", Series 2006-J1, 5.75%, 4/25/2036	1,297,904	1,303,396
GSR Mortgage Loan Trust, "2A1", Series 2007-AR1, 6.03% *, 3/25/2037	1,919,258	1,938,435
Indymac Inda Mortgage Loan Trust, "2A1", Series 2005-AR2, 5.0% *, 1/25/2036	1,046,124	1,035,156
Indymac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.814% *, 1/25/2037	964,476	968,652
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3A1", Series 2005-LDP4, 4.871%, 10/15/2042	235,000	232,148
"A4", Series 2006-CB17, 5.429%, 12/12/2043	1,070,000	1,072,718
"A4", Series 2006-LDP6, 5.475%, 4/15/2043	1,250,000	1,259,028
JPMorgan Mortgage Trust, "2A4", Series 2006-A2, 5.76% *, 4/25/2036	1,420,000	1,447,130
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	971,785	970,958
"5A1", Series 2005-2, 6.5%, 12/25/2034	126,969	128,477
"8A1", Series 2004-3, 7.0%, 4/25/2034	49,851	50,328
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	583,536	572,139
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	105,000	103,238
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-5, 5.362%, 8/14/2048	1,000,000	1,001,721
Morgan Stanley Capital I, "F", Series 1998-HF1, 144A, 7.18%, 3/15/2030	925,000	935,846
RAAC Series, "2A5", Series 2005-SP1, 5.25%, 9/25/2034	1,150,000	1,145,652
Residential Accredit Loans, Inc.:
"3A1", Series 2006-QS18, 5.75%, 12/25/2021	921,130	924,123
"CB", Series 2004-QS2, 5.75%, 2/25/2034	615,978	605,872
Residential Asset Mortgage Products, Inc., "A4", Series 2003-RZ4, 4.04%, 12/25/2030	758,144	753,425
Residential Funding Mortgage Security I, "2A2", Series 2007-SA1, 5.641% *, 2/25/2037	1,627,330	1,631,205
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.834%, 2/20/2047	3,280,000	3,302,042
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	740,000	734,545
"5A1", Series 2005-18, 5.539% *, 9/25/2035	589,702	591,038
"7A4", Series 2006-1, 5.62%, 2/25/2036	930,000	926,573
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018	5,556	5,571
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.192% *, 10/20/2035	1,252,861	1,245,972
Washington Mutual:
"2A1", Series 2002-S8, 4.5%, 1/25/2018	85,988	85,504
"1A1", Series 2006-AR18, 5.364% *, 1/25/2037	1,916,080	1,908,798
Washington Mutual Mortgage Pass-Through Certificates Trust:
"1A3", Series 2005-AR16, 5.112% *, 12/25/2035	825,000	820,551
"4A1", Series 2007-HY3, 5.357% *, 3/25/2037	1,855,154	1,849,127
"1A1", Series 2007-HY4, 5.575% *, 4/25/2037	1,665,000	1,665,585
"1A1", Series 2007-HY2, 5.648% *, 12/25/2036	1,629,575	1,633,958
"3A1", Series 2007-HY2, 5.95% *, 9/25/2036	1,090,811	1,103,349
Wells Fargo Mortgage Backed Securities Trust:

"B1", Series 2005-AR12, 4.325% *, 7/25/2035	763,356	743,264
"2A5", Series 2006-AR2, 5.09% *, 3/25/2036	2,942,868	2,917,893
"A4", Series 2005-AR14, 5.386% *, 8/25/2035	945,000	933,856
"2A5", Series 2006-AR1, 5.556% *, 3/25/2036	935,000	931,453
"A1", Series 2006-AR16, 5.683% *, 10/25/2036	1,527,973	1,533,549
"1A3", Series 2006-6, 5.75%, 5/25/2036	981,632	986,769

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $68,073,665)		68,124,926
Collateralized Mortgage Obligations 9.8%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	359,934	362,704
Federal Home Loan Mortgage Corp.:
"WJ", Series 2557, 5.0%, 7/15/2014	673,604	670,733
"PE", Series 2721, 5.0%, 1/15/2023	2,425,000	2,351,239
"EW", Series 2545, 5.0%, 3/15/2029	497,622	494,777
"PD", Series 2844, 5.0%, 12/15/2032	1,580,000	1,529,516
"EG", Series 2836, 5.0%, 12/15/2032	1,580,000	1,529,512
"PD", Series 2783, 5.0%, 1/15/2033	761,000	736,894
"TE", Series 2780, 5.0%, 1/15/2033	1,150,000	1,115,651
"NE", Series 2802, 5.0%, 2/15/2033	1,580,000	1,532,313
"PD", Series 2893, 5.0%, 2/15/2033	800,000	773,049
"OG", Series 2889, 5.0%, 5/15/2033	685,000	662,471
"PE", Series 2898, 5.0%, 5/15/2033	335,000	323,586
"ND", Series 2950, 5.0%, 6/15/2033	1,140,000	1,099,141
"BG", Series 2869, 5.0%, 7/15/2033	185,000	178,984
"PD", Series 2939, 5.0%, 7/15/2033	535,000	516,390
"KD", Series 2915, 5.0%, 9/15/2033	1,140,000	1,100,904
"KG", Series 2987, 5.0%, 12/15/2034	1,470,000	1,414,866
"CH", Series 2390, 5.5%, 12/15/2016	200,000	201,020
"PE", Series 2522, 5.5%, 3/15/2022	950,000	958,071
Federal National Mortgage Association:
"PE", Series 2005-44, 5.0%, 7/25/2033	300,000	288,911
"ME", Series 2005-14, 5.0%, 10/25/2033	1,525,000	1,468,901
"EG", Series 2005-22, 5.0%, 11/25/2033	750,000	722,104
"OG", Series 2001-69, 5.5%, 12/25/2016	750,000	756,813
"PG", Series 2002-3, 5.5%, 2/25/2017	500,000	504,699
"QC", Series 2002-11, 5.5%, 3/25/2017	290,000	292,239
"VD", Series 2002-56, 6.0%, 4/25/2020	21,625	21,571
"ZQ", Series G92-9, 7.0%, 12/25/2021	100,106	100,416

Total Collateralized Mortgage Obligations (Cost $21,893,274)		21,707,475
Municipal Bonds and Notes 4.0%
Gainesville, FL, Post-Employment Benefits Obligation Revenue, Retiree Health Care Plan, 4.6%, 10/1/2012 (d)	630,000	618,093
Georgia, Winder-Barrow Industrial Building Authority Revenue, Barrow County Economic Development, 5.65%, 10/1/2015 (d)	465,000	476,983
Hoboken, NJ, Core City General Obligation, 6.5%, 4/1/2026 (d)	1,900,000	2,102,236
Jicarilla, NM, Apache Nation Revenue, 144A, 3.85%, 12/1/2008	680,000	666,767
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	670,000	661,498
Los Angeles, CA, Community Redevelopment Agency, Financing Authority Revenue, Bunker Hill Project, Series B, 4.99%, 12/1/2012 (d)	680,000	678,096
Trenton, NJ, Core City General Obligation, School District Revenue, 4.7%, 4/1/2013 (d)	745,000	728,066
Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%, 4/1/2018 (d)	940,000	929,820
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (d)	1,420,000	1,416,180

Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (d)		550,000	523,045

Total Municipal Bonds and Notes (Cost $8,651,344)			8,800,784
	Time Deposit 0.3%
Dexia Banque International, Series A, 5.3%, 4/4/2007 (Cost $656,662)		656,662	656,662
	US Treasury Obligations 12.7%
US Treasury Bonds:
	6.0%, 2/15/2026 (b)	5,326,000	6,019,626
	8.125%, 8/15/2019 (b)	3,405,000	4,446,719
US Treasury Inflation Index Note, 2.0%, 1/15/2014		4,925,295	4,877,195
US Treasury Notes:
	3.625%, 6/30/2007 (b)	265,000	264,058
	4.0%, 2/15/2015 (b)	622,000	596,294
	4.625%, 12/31/2011 (b)	8,071,000	8,097,796
	4.625%, 2/29/2012 (b)	3,639,000	3,652,504
	4.75%, 3/31/2011 (b)	332,000	334,516

Total US Treasury Obligations (Cost $28,740,492)			28,288,708
		Shares	Value ($)

	Securities Lending Collateral 11.9%
Daily Assets Fund Institutional, 5.35% (e) (f) (Cost $26,356,229)		26,356,229	26,356,229
	Cash Equivalents 1.5%
Cash Management QP Trust, 5.33% (g) (Cost $3,251,436)		3,251,436	3,251,436
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 250,996,170)		113.1	251,058,204
Other Assets and Liabilities, Net		(13.1)	(28,989,352)

Net Assets		100.0	222,068,852

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2007.

**	Bond equivalent yield to maturity; not a coupon rate.
(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $25,780,226 which is 11.6% of net assets.
(c)	Mortgage dollar rolls included.
(d)	Bond is insured by one of these companies:
	As a % of Total
	Insurance Coverage	Investment Portfolio
	Ambac Financial Group	0.3
	Financial Guaranty Insurance Co.	0.3
	Financial Security Assurance, Inc.	0.9
	MBIA Corp.	1.5
(e)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f)	Represents collateral held in connection with securities lending.
(g)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage securities which are interests in separate pools of mortgages. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

As of March 31, 2007, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	1,681,280	AUD	2,138,000	4/26/2007	47,278
USD	86,494	BRL	187,000	4/26/2007	3,946
USD	254,503	BRL	551,000	4/26/2007	11,980
AUD	1,420,658	CAD	1,290,000	4/26/2007	25,520
NOK	3,400,000	EUR	420,197	4/26/2007	10,251
HUF	110,000,000	EUR	427,085	4/26/2007	5,934
HUF	110,000,000	EUR	427,733	4/26/2007	5,943
GBP	614,000	USD	1,211,269	4/26/2007	3,073
EUR	480,685	GBP	328,000	4/26/2007	14,939
EUR	858,926	JPY	134,000,000	4/26/2007	39,858
MXN	11,458,000	USD	1,048,096	4/26/2007	11,396
MXN	2,239,000	USD	204,808	4/26/2007	2,227
USD	300,233	MXN	3,330,000	4/26/2007	1,060
USD	1,042,337	NOK	6,720,000	4/26/2007	64,071
USD	155,232	TRY	224,000	4/26/2007	4,169
USD	82,165	UAH	416,000	4/26/2007	415
ZAR	1,270,000	USD	175,587	4/26/2007	1,003
Total net unrealized appreciation					253,063

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
AUD	1,400,000	USD	1,080,044	4/26/2007	(51,847)
AUD	700,000	USD	551,334	4/26/2007	(14,611)
AUD	1,420,658	CAD	1,290,000	4/26/2007	(55,881)
EUR	431,231	GBP	284,000	4/26/2007	(16,144)
EUR	1,657,000	USD	2,153,537	4/26/2007	(62,279)
EUR	858,926	JPY	134,000,000	4/26/2007	(46,984)
EUR	480,685	GBP	328,000	4/26/2007	(12,311)
EUR	260,000	USD	343,359	6/11/2007	(4,952)
EUR	431,231	GBP	284,000	4/26/2007	(1,677)
HUF	110,000,000	EUR	427,085	4/26/2007	(26,646)
HUF	110,000,000	EUR	427,733	4/26/2007	(25,788)

IDR	908,000,000	USD	99,224	4/26/2007	(283)
USD	1,039,485	JPY	121,090,000	4/26/2007	(7,988)
USD	174,891	KZT	21,564,000	4/26/2007	(577)
NOK	3,400,000	EUR	420,197	4/26/2007	(8,135)
NZD	2,445,000	USD	1,690,204	4/26/2007	(53,330)
TRY	194,000	USD	132,586	4/26/2007	(5,467)
TRY	60,000	USD	42,443	4/26/2007	(253)
TRY	30,000	USD	21,221	4/26/2007	(127)
USD	177,461	ZAR	1,270,000	4/26/2007	(2,877)
Total net unrealized depreciation					(398,157)

Currency Abbreviations
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EGP	Egyptian Pound	PEN	Perovian Nooveau Sol
EUR	Euro	RUB	New Russian Ruble
GBP	British Pound	TRY	New Turkish Lira
HUF	Hungarian Forint	UAH	Ukraine Hryvna
IDR	Indonesian Rupiah	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
KZT	Kazakhstan Tenge

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)

Common Stocks 98.9%
Consumer Discretionary 14.4%
Automobiles 0.9%
Harley-Davidson, Inc. (a)	180,200	10,586,750
Hotels Restaurants & Leisure 1.7%
McDonald's Corp.	200,300	9,023,515
Starbucks Corp.*	367,995	11,540,323

		20,563,838
Household Durables 1.0%
Fortune Brands, Inc.	148,000	11,665,360
Media 3.1%
McGraw-Hill Companies, Inc.	300,500	18,895,440
Omnicom Group, Inc.	170,840	17,490,599

		36,386,039
Multiline Retail 3.7%
Kohl's Corp.*	202,500	15,513,525
Nordstrom, Inc.	111,500	5,902,810

Target Corp.	390,300	23,129,178

		44,545,513
Specialty Retail 2.8%
Best Buy Co., Inc. (a)	106,100	5,169,192
Lowe's Companies, Inc.	305,900	9,632,791
Staples, Inc.	693,465	17,919,136

		32,721,119
Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.*	292,300	14,629,615
Consumer Staples 13.0%
Beverages 3.8%
Diageo PLC	657,098	13,312,154
PepsiCo, Inc.	502,325	31,927,777

		45,239,931
Food & Staples Retailing 2.8%
Shoppers Drug Mart Corp.	136,700	6,056,479
Wal-Mart Stores, Inc.	124,690	5,854,196
Walgreen Co.	478,000	21,935,420

		33,846,095
Food Products 3.2%
Dean Foods Co.*	258,918	12,101,827
Groupe Danone	85,931	14,038,931
Kellogg Co.	233,400	12,003,762

		38,144,520
Household Products 3.2%
Colgate-Palmolive Co.	165,540	11,056,417
Procter & Gamble Co.	422,270	26,670,573

		37,726,990
Energy 12.2%
Energy Equipment & Services 6.0%
Baker Hughes, Inc. (a)	280,100	18,523,013
Noble Corp. (a)	133,100	10,472,308
Schlumberger Ltd.	394,000	27,225,400
Transocean, Inc.*	190,540	15,567,118

		71,787,839
Oil, Gas & Consumable Fuels 6.2%
ConocoPhillips	180,860	12,361,781
Devon Energy Corp.	288,500	19,969,970
EOG Resources, Inc.	190,525	13,592,054
Valero Energy Corp.	181,545	11,707,837
XTO Energy, Inc.	297,166	16,287,668

		73,919,310
Financials 7.7%
Capital Markets 4.0%
Lehman Brothers Holdings, Inc.	147,000	10,300,290
Merrill Lynch & Co., Inc.	162,560	13,276,275
The Goldman Sachs Group, Inc.	67,800	14,009,514
UBS AG (Registered) (b)	34,200	2,032,506
UBS AG (Registered) (a) (b)	128,883	7,657,781

		47,276,366

Consumer Finance 0.9%
American Express Co.	194,450	10,966,980
Diversified Financial Services 1.7%
Bank of America Corp.	295,900	15,096,818
Chicago Mercantile Exchange Holdings, Inc. "A"	10,500	5,590,830

		20,687,648
Insurance 1.1%
Aflac, Inc.	275,800	12,979,148
Health Care 18.4%
Biotechnology 5.5%
Amgen, Inc.*	178,450	9,971,786
Genentech, Inc.*	336,250	27,612,850
Gilead Sciences, Inc.* (a)	363,960	27,842,940

		65,427,576
Health Care Equipment & Supplies 5.7%
Baxter International, Inc.	413,400	21,773,778
C.R. Bard, Inc.	139,000	11,051,890
Medtronic, Inc.	373,200	18,309,192
Zimmer Holdings, Inc.*	195,240	16,675,448

		67,810,308
Health Care Providers & Services 2.4%
Laboratory Corp. of America Holdings*	85,900	6,238,917
UnitedHealth Group, Inc.	419,985	22,246,606

		28,485,523
Pharmaceuticals 4.8%
Abbott Laboratories (a)	271,600	15,155,280
Eli Lilly & Co.	132,800	7,132,688
Johnson & Johnson	586,166	35,322,363

		57,610,331
Industrials 9.1%
Aerospace & Defense 2.3%
Honeywell International, Inc.	199,800	9,202,788
United Technologies Corp.	287,700	18,700,500

		27,903,288
Air Freight & Logistics 1.3%
FedEx Corp.	139,620	14,999,377
Electrical Equipment 1.7%
Emerson Electric Co.	474,100	20,428,969
Industrial Conglomerates 2.4%
General Electric Co.	812,965	28,746,442
Machinery 1.4%
Caterpillar, Inc.	164,800	11,046,544
Parker Hannifin Corp.	68,700	5,929,497

		16,976,041
Information Technology 21.8%
Communications Equipment 2.9%
Cisco Systems, Inc.*	803,120	20,503,653
Corning, Inc.*	75,490	1,716,643
QUALCOMM, Inc.	288,400	12,303,144

		34,523,440
Computers & Peripherals 4.5%
Apple, Inc.*	274,235	25,479,174

EMC Corp.*	958,415	13,274,048
International Business Machines Corp.	155,000	14,610,300

		53,363,522
Electronic Equipment & Instruments 0.6%
Mettler-Toledo International, Inc.*	76,100	6,816,277
Internet Software & Services 2.8%
eBay, Inc.* (a)	308,600	10,230,090
Google, Inc. "A"*	25,825	11,831,982
Yahoo!, Inc.*	387,025	12,110,012

		34,172,084
IT Services 3.3%
Accenture Ltd. "A"	466,100	17,963,494
Fiserv, Inc.*	202,200	10,728,732
Paychex, Inc.	274,500	10,395,315

		39,087,541
Semiconductors & Semiconductor Equipment 2.8%
Broadcom Corp. "A"*	224,700	7,206,129
Intel Corp.	585,190	11,194,685
Texas Instruments, Inc.	493,710	14,860,671

		33,261,485
Software 4.9%
Adobe Systems, Inc.*	308,075	12,846,727
Electronic Arts, Inc.*	212,200	10,686,392
Microsoft Corp.	1,239,980	34,558,243

		58,091,362
Materials 2.3%
Chemicals
Ecolab, Inc.	284,700	12,242,100
Monsanto Co.	163,500	8,985,960
Praxair, Inc.	93,300	5,874,168

		27,102,228

Total Common Stocks (Cost $827,123,259)		1,178,478,855
Securities Lending Collateral 5.6%
Daily Assets Fund Institutional, 5.35% (c) (d) (Cost $66,958,045)	66,958,045	66,958,045
Cash Equivalents 1.1%
Cash Management QP Trust, 5.33% (e) (Cost $12,599,742)	12,599,742	12,599,742
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 906,681,046)	105.6	1,258,036,642
Other Assets and Liabilities, Net	(5.6)	(67,065,104)

Net Assets	100.0	1,190,971,538

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $65,138,657 which is 5.5% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Global Opportunities VIP

	Shares	Value ($)

Common Stocks 98.8%
Australia 2.5%
Babcock & Brown Ltd. (a)	238,890	5,309,564
Sigma Pharmaceuticals Ltd. (a)	2,071,038	4,205,950

(Cost $7,413,269)		9,515,514
Bermuda 0.7%
Orient-Express Hotels Ltd. "A" (Cost $1,433,826)	46,400	2,775,648
Brazil 2.1%
Aracruz Celulose SA "B" (ADR) (Preferred)	60,800	3,190,176
Diagnosticos da America SA*	159,200	3,515,799
Weg SA (Preferred)	146,400	1,101,393

(Cost $5,677,580)		7,807,368
Canada 1.7%
Certicom Corp.*	302,000	1,216,371
Flint Energy Services Ltd.*	50,000	1,082,287
OPTI Canada, Inc.*	88,700	1,527,376
SunOpta, Inc.* (a)	211,400	2,515,660

(Cost $6,290,869)		6,341,694
France 3.5%
Business Objects SA*	28,382	1,033,159
Business Objects SA (ADR)*	62,100	2,247,399
Financiere Marc de Lacharriere SA (a)	29,535	2,722,349
Flamel Technologies SA (ADR)* (a)	146,400	3,747,840
JC Decaux SA	120,207	3,547,180

(Cost $9,883,796)		13,297,927
Germany 15.6%
AWD Holding AG (a)	124,622	5,901,585
Curanum AG (a)	103,091	991,542
Francotyp-Postalia Holding AG*	41,300	1,064,793
Fresenius Medical Care AG & Co. (a)	75,696	11,013,828
Grenkeleasing AG	48,633	2,093,217
Hypo Real Estate Holding AG (a)	89,074	5,680,559
M.A.X. Automation AG	397,017	2,927,561
Puma AG (a)	9,376	3,428,199
QSC AG* (a)	310,600	2,447,999
Rational AG (a)	15,082	2,926,394

Software AG	25,035	2,137,342
Stada Arzneimittel AG (a)	103,155	6,262,992
United Internet AG (Registered) (a)	339,035	6,589,694
Wincor Nixdorf AG	63,936	5,958,125

(Cost $29,322,766)		59,423,830
Greece 5.2%
Coca-Cola Hellenic Bottling Co. SA	97,300	4,094,314
Hellenic Exchanges Holding SA	146,400	3,359,866
Piraeus Bank SA	259,975	9,029,478
Titan Cement Co. SA	62,900	3,394,609

(Cost $8,866,310)		19,878,267
Hong Kong 3.3%
Kingboard Chemical Holdings Ltd.	1,435,140	6,024,520
Midland Holdings Ltd.	2,222,600	1,416,593
Wing Hang Bank Ltd.	427,700	5,227,536

(Cost $5,429,371)		12,668,649
Ireland 6.4%
Anglo Irish Bank Corp. PLC	351,168	7,505,725
C&C Group PLC (b)	23,389	355,247
C&C Group PLC (b)	155,740	2,371,716
FBD Holdings PLC	64,300	3,349,911
ICON PLC (ADR)*	73,800	3,143,880
Paddy Power PLC	189,500	5,014,775
Ryanair Holdings PLC* (b)	339,000	2,640,134
Ryanair Holdings PLC* (b)	2,200	17,045

(Cost $10,311,514)		24,398,433
Italy 2.8%
Banca Italease	102,732	6,580,397
Lottomatica SpA (a)	45,165	1,799,150
Safilo Group SpA* (a)	373,100	2,138,160

(Cost $8,766,008)		10,517,707
Japan 6.9%
AEON Credit Services Co., Ltd.	104,800	1,766,232
AEON Mall Co., Ltd. (a)	162,000	4,756,619
JAFCO Co., Ltd.	22,400	1,239,375
KITZ Corp.	191,000	1,734,301
Matsui Securities Co., Ltd. (a)	188,100	1,648,908
Nidec Corp. (a)	24,900	1,605,906
Park24 Co., Ltd. (a)	247,000	3,322,259
Sumitomo Realty & Development Co., Ltd.	212,000	8,041,752
UFJ Central Leasing Co., Ltd.	47,000	2,273,422

(Cost $16,358,489)		26,388,774
Korea 1.1%
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Cost $1,720,940)	109,100	4,006,595
Netherlands 3.1%
Chicago Bridge & Iron Co., NV (New York Shares)	143,500	4,412,625
SBM Offshore NV	206,683	7,451,872

(Cost $4,492,628)		11,864,497
Norway 0.7%
Electromagnetic GeoServices AS*	40,600	971,969

Prosafe ASA	123,000	1,881,941

(Cost $2,025,258)		2,853,910
Sweden 1.5%
Brostrom AB "B" (a)	87,700	1,808,558
Eniro AB (a)	195,700	2,473,295
Micronic Laser Systems AB* (a)	144,100	1,320,731

(Cost $4,372,123)		5,602,584
Switzerland 1.7%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	20,654	1,223,790
Fortune Management, Inc. (REG S)* (a)	440,751	1,795,770
Partners Group (Registered)*	29,000	3,496,276

(Cost $4,057,542)		6,515,836
Taiwan 2.4%
Fuhwa Financial Holding Co., Ltd.*	3,425,415	1,656,190
Powerchip Semiconductor Corp.	3,022,902	1,808,699
Siliconware Precision Industries Co.	2,994,738	5,610,835

(Cost $4,958,754)		9,075,724
Thailand 0.5%
Bangkok Bank PCL (Foreign Registered) (Cost $1,483,235)	593,000	1,913,996
United Kingdom 7.9%
Aegis Group PLC	593,379	1,751,521
ARM Holdings PLC	1,361,615	3,590,467
Ashmore Group PLC*	715,511	4,079,731
BlueBay Asset Management PLC (Unit)*	299,487	2,416,316
Dicom Group PLC	417,260	1,872,119
John Wood Group PLC	298,024	1,576,128
Lamprell PLC*	442,400	2,559,495
Michael Page International PLC	508,420	5,357,645
Serco Group PLC	487,065	4,408,964
Taylor Nelson Sofres PLC	570,715	2,656,087

(Cost $22,466,251)		30,268,473
United States 29.2%
Adams Respiratory Therapeutics, Inc.* (a)	66,300	2,229,669
Advance Auto Parts, Inc.	80,450	3,101,347
Advanced Medical Optics, Inc.* (a)	75,100	2,793,720
Aeropostale, Inc.*	86,400	3,475,872
Allegheny Energy, Inc.*	212,000	10,417,680
AMERIGROUP Corp.*	105,000	3,192,000
Bravo! Foods International Corp.*	720,900	205,457
Carter's, Inc.*	105,600	2,675,904
Celgene Corp.*	72,600	3,808,596
Cogent, Inc.* (a)	106,400	1,431,080
Diamond Foods, Inc.	74,800	1,245,420
Dresser-Rand Group, Inc.*	106,800	3,253,128
EMS Technologies, Inc.*	62,700	1,208,229
Euronet Worldwide, Inc.* (a)	107,400	2,884,764
First Marblehead Corp.	50,100	2,248,989
Foundation Coal Holdings, Inc.	69,900	2,400,366
FTI Consulting, Inc.*	82,350	2,766,137
Gentex Corp.	95,600	1,553,500
Glu Mobile, Inc.*	4,900	49,000

Harman International Industries, Inc.	29,800	2,863,184
Harris Interactive, Inc.*	146,700	884,601
Invitrogen Corp.*	29,800	1,896,770
Itron, Inc.*	58,800	3,824,352
Joy Global, Inc.	99,575	4,271,767
Lam Research Corp.*	45,400	2,149,236
Metabolix, Inc.*	47,600	791,588
Mueller Water Products, Inc. "A" (a)	103,700	1,432,097
NeuStar, Inc. "A"*	79,500	2,260,980
Nuveen Investments "A"	74,800	3,538,040
NxStage Medical, Inc.*	214,500	2,857,140
Openwave Systems, Inc.* (a)	142,800	1,163,820
Owens & Minor, Inc.	68,000	2,497,640
P.F. Chang's China Bistro, Inc.* (a)	53,300	2,232,204
Perficient, Inc.*	100,100	1,979,978
Rowan Companies, Inc.	57,200	1,857,284
Schawk, Inc.	96,000	1,738,560
Somanetics Corp.* (a)	111,200	2,217,328
Thoratec Corp.*	133,000	2,779,700
THQ, Inc.*	163,500	5,590,065
Ultra Petroleum Corp.*	117,400	6,237,462
WellCare Health Plans, Inc.*	24,800	2,114,200
Zions Bancorp.	35,600	3,008,912

(Cost $80,586,594)		111,127,766

Total Common Stocks (Cost $235,917,123)		376,243,192
Securities Lending Collateral 15.5%
Daily Assets Fund Institutional, 5.35% (c) (d) (Cost $59,048,324)	59,048,324	59,048,324
Cash Equivalents 1.0%
Cash Management QP Trust, 5.33% (e) (Cost $3,994,205)	3,994,205	3,994,205
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 298,959,652)	115.3	439,285,721
Other Assets and Liabilities, Net	(15.3)	(58,431,277)

Net Assets	100.0	380,854,444

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $56,534,668 which is 14.8% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

At March 31, 2007, the DWS Global Opportunities VIP had the following sector diversification:

		As a % of
Sector	Market Value ($)	Common Stocks
Financials	97,061,537	25.8%
Information Technology	61,295,891	16.2%
Health Care	60,060,182	16.0%
Industrials	47,279,934	12.6%
Consumer Discretionary	46,520,811	12.4%
Energy	31,455,342	8.4%
Consumer Staples	10,787,814	2.9%
Utilities	10,417,680	2.8%
Materials	6,584,785	1.7%
Telecommunication Services	4,708,979	1.2%
Total Common Stocks	376,172,955	100.0%

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Growth & Income VIP

	Shares	Value ($)

Common Stocks 96.5%
Consumer Discretionary 14.4%
Hotels Restaurants & Leisure 2.4%
McDonald's Corp.	98,500	4,437,425
Starbucks Corp.*	60,400	1,894,144
Yum! Brands, Inc.	20,600	1,189,856

		7,521,425
Household Durables 1.8%
KB Home	56,400	2,406,588
Lennar Corp. "A"	57,100	2,410,191
Snap-on, Inc.	18,800	904,280

		5,721,059
Media 4.4%
McGraw-Hill Companies, Inc.	77,130	4,849,934
Omnicom Group, Inc.	23,115	2,366,514
The DIRECTV Group, Inc.*	134,900	3,112,143
Walt Disney Co.	102,440	3,527,009

		13,855,600
Multiline Retail 3.0%
Family Dollar Stores, Inc.	45,100	1,335,862
Kohl's Corp.*	51,300	3,930,093
Nordstrom, Inc.	61,400	3,250,516
Saks, Inc.	48,100	1,002,404

		9,518,875
Specialty Retail 2.8%
Dick's Sporting Goods, Inc.*	30,300	1,765,278
Office Depot, Inc.*	58,000	2,038,120
Ross Stores, Inc.	69,700	2,397,680
The Sherwin-Williams Co.	24,800	1,637,792
TJX Companies, Inc.	33,500	903,160

		8,742,030

Consumer Staples 6.5%
Beverages 1.8%
Anheuser-Busch Companies, Inc.	63,500	3,204,210
PepsiCo, Inc.	37,060	2,355,534

		5,559,744
Food & Staples Retailing 1.2%
Safeway, Inc.	99,600	3,649,344
Food Products 0.4%
General Mills, Inc.	15,900	925,698
McCormick & Co., Inc.	9,200	354,384

		1,280,082
Household Products 1.5%
Colgate-Palmolive Co.	73,200	4,889,028
Tobacco 1.6%
Altria Group, Inc.	50,920	4,471,285
Loews Corp. - Carolina Group	7,600	574,636

		5,045,921
Energy 10.3%
Energy Equipment & Services 2.0%
Patterson-UTI Energy, Inc.	39,600	888,624
Tidewater, Inc.	48,700	2,852,846
Todco*	28,000	1,129,240
Unit Corp.*	28,500	1,441,815

		6,312,525
Oil, Gas & Consumable Fuels 8.3%
Chevron Corp.	36,900	2,729,124
Devon Energy Corp.	53,900	3,730,958
ExxonMobil Corp.	72,639	5,480,612
Marathon Oil Corp.	35,400	3,498,582
Newfield Exploration Co.*	61,000	2,544,310
Plains Exploration & Production Co.*	58,600	2,645,204
Tesoro Corp.	25,700	2,581,051
Valero Energy Corp.	45,200	2,914,948

		26,124,789
Financials 19.0%
Capital Markets 5.1%
Bear Stearns Companies, Inc.	14,000	2,104,900
Lehman Brothers Holdings, Inc.	32,700	2,291,289
Morgan Stanley	75,335	5,933,384
The Goldman Sachs Group, Inc.	27,665	5,716,419

		16,045,992
Commercial Banks 2.5%
National City Corp.	27,600	1,028,100
Wells Fargo & Co.	199,460	6,867,408

		7,895,508
Diversified Financial Services 5.4%
Bank of America Corp.	163,570	8,345,342
Citigroup, Inc.	18,200	934,388
JPMorgan Chase & Co.	140,800	6,811,904
Moody's Corp.	14,270	885,596

		16,977,230

Insurance 3.2%
Chubb Corp.	8,900	459,863
CNA Financial Corp.*	14,100	607,569
Genworth Financial, Inc. "A"	66,400	2,320,016
Loews Corp.	15,040	683,267
MetLife, Inc.	46,850	2,958,578
Philadelphia Consolidated Holding Corp.*	11,600	510,284
Principal Financial Group, Inc.	25,800	1,544,646
W. R. Berkley Corp.	28,800	953,856

		10,038,079
Real Estate Investment Trusts 2.0%
AMB Property Corp. (REIT)	2,900	170,491
Archstone-Smith Trust (REIT)	8,400	455,952
AvalonBay Communities, Inc. (REIT)	2,300	299,000
Equity Residential (REIT)	9,000	434,070
Essex Property Trust, Inc. (REIT)	500	64,740
Hospitality Properties Trust (REIT)	3,100	145,080
Host Hotels & Resorts, Inc. (REIT)	22,900	602,499
ProLogis (REIT)	14,700	954,471
Public Storage, Inc. (REIT)	8,600	814,162
Simon Property Group, Inc. (REIT)	10,100	1,123,625
The Macerich Co. (REIT)	1,700	157,012
Vornado Realty Trust (REIT)	7,800	930,852

		6,151,954
Thrifts & Mortgage Finance 0.8%
Fannie Mae	20,600	1,124,348
IndyMac Bancorp, Inc. (a)	40,100	1,285,205

		2,409,553
Health Care 12.9%
Biotechnology 2.4%
Amgen, Inc.*	82,090	4,587,189
Cephalon, Inc.*	40,400	2,876,884

		7,464,073
Health Care Equipment & Supplies 3.1%
Becton, Dickinson & Co.	46,200	3,552,318
Dade Behring Holdings, Inc.	16,100	705,985
Kinetic Concepts, Inc.*	42,300	2,142,072
Zimmer Holdings, Inc.*	40,400	3,450,564

		9,850,939
Health Care Providers & Services 0.7%
Laboratory Corp. of America Holdings*	24,500	1,779,435
WellCare Health Plans, Inc.*	6,900	588,225

		2,367,660
Life Sciences Tools & Services 0.8%
Applera Corp. - Applied Biosystems Group	44,500	1,315,865
Covance, Inc.*	12,500	741,750
Thermo Fisher Scientific, Inc.*	9,900	462,825

		2,520,440
Pharmaceuticals 5.9%
Abbott Laboratories	21,700	1,210,860
Endo Pharmaceuticals Holdings, Inc.*	25,700	755,580
Johnson & Johnson	139,090	8,381,564
Merck & Co., Inc.	19,800	874,566

Mylan Laboratories, Inc.	90,800	1,919,512
Pfizer, Inc.	20,500	517,830
Schering-Plough Corp.	186,200	4,749,962

		18,409,874
Industrials 9.9%
Aerospace & Defense 4.4%
Boeing Co.	64,940	5,773,815
Honeywell International, Inc.	31,320	1,442,599
Lockheed Martin Corp.	27,800	2,697,156
Raytheon Co.	52,400	2,748,904
Rockwell Collins, Inc.	18,000	1,204,740

		13,867,214
Airlines 0.5%
US Airways Group, Inc.*	38,800	1,764,624
Commercial Services & Supplies 1.7%
Avery Dennison Corp.	10,700	687,582
R. R. Donnelley & Sons Co.	50,200	1,836,818
Waste Management, Inc.	86,400	2,973,024

		5,497,424
Electrical Equipment 1.2%
Emerson Electric Co.	87,340	3,763,481
Industrial Conglomerates 1.1%
General Electric Co.	94,350	3,336,216
Machinery 0.2%
Manitowoc Co., Inc.	9,800	622,594
Road & Rail 0.7%
Hertz Global Holdings, Inc.*	13,800	327,060
Ryder System, Inc.	36,100	1,781,174

		2,108,234
Trading Companies & Distributors 0.1%
United Rentals, Inc.*	6,200	170,500
Information Technology 11.7%
Communications Equipment 0.1%
Cisco Systems, Inc.*	13,930	355,633
Computers & Peripherals 5.9%
Hewlett-Packard Co.	134,070	5,381,570
International Business Machines Corp.	72,400	6,824,424
Lexmark International, Inc. "A"*	42,900	2,507,934
Network Appliance, Inc.*	47,800	1,745,656
Western Digital Corp.*	125,000	2,101,250

		18,560,834
Internet Software & Services 1.2%
eBay, Inc.*	40,370	1,338,266
Google, Inc. "A"*	4,620	2,116,699
Yahoo!, Inc.*	10,600	331,674

		3,786,639
IT Services 0.8%
Acxiom Corp.	18,100	387,159
Computer Sciences Corp.*	11,700	609,921
Convergys Corp.*	23,900	607,299

Unisys Corp.*	88,700	747,741

		2,352,120
Semiconductors & Semiconductor Equipment 1.5%
Altera Corp.*	14,100	281,859
Fairchild Semiconductor International, Inc.*	44,600	745,712
MEMC Electronic Materials, Inc.*	19,000	1,151,020
National Semiconductor Corp.	110,700	2,672,298

		4,850,889
Software 2.2%
Microsoft Corp.	226,575	6,314,645
Symantec Corp.*	36,730	635,429

		6,950,074
Materials 4.1%
Chemicals 2.1%
Celanese Corp. "A"	20,200	622,968
FMC Corp.	15,000	1,131,450
Huntsman Corp.	40,100	765,509
Lyondell Chemical Co.	97,900	2,934,063
Monsanto Co.	15,730	864,521
Westlake Chemical Corp.	10,500	285,075

		6,603,586
Containers & Packaging 0.1%
Sonoco Products Co.	11,100	417,138
Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.	46,500	3,077,835
Paper & Forest Products 0.9%
International Paper Co.	73,600	2,679,040
Telecommunication Services 4.3%
Diversified Telecommunication Services 3.9%
AT&T, Inc.	99,580	3,926,439
Citizens Communications Co.	133,000	1,988,350
Verizon Communications, Inc.	170,300	6,457,776

		12,372,565
Wireless Telecommunication Services 0.4%
SBA Communications Corp. "A"*	11,000	325,050
Telephone & Data Systems, Inc.	10,400	620,048
United States Cellular Corp.*	1,900	139,555

		1,084,653
Utilities 3.4%
Electric Utilities 3.0%
Duke Energy Corp.	250,900	5,090,761
Entergy Corp.	16,970	1,780,492
Exelon Corp.	36,480	2,506,541

		9,377,794
Multi-Utilities 0.4%
KeySpan Corp.	4,200	172,830
PG&E Corp.	3,700	178,599
Sempra Energy	16,200	988,362

		1,339,791

Total Common Stocks (Cost $289,118,890)		303,290,602
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.2%
US Treasury Bill 4.98% **, 4/19/2007 (b) (Cost $598,506)	600,000	598,506
	Shares	Value ($)

Securities Lending Collateral 0.6%
Daily Assets Fund Institutional, 5.35% (c) (d) (Cost $1,840,340)	1,840,340	1,840,340
Cash Equivalents 3.7%
Cash Management QP Trust, 5.33% (e) (Cost $11,722,690)	11,722,690	11,722,690
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 303,280,426)	101.0	317,452,138
Other Assets and Liabilities, Net	(1.0)	(3,198,365)

Net Assets	100.0	314,253,773

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Annualized yield at time of purchase; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $1,803,974 which is 0.6% of net assets.
(b)		At March 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

At March 31, 2007, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P 500 Index	6/14/2007	31	10,979,188	11,091,800	112,612

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS Health Care VIP

	Shares	Value ($)

Common Stocks 97.6%
Health Care 97.6%
Biotechnology 17.5%
Alexion Pharmaceuticals, Inc.*	18,300	791,292
Amgen, Inc.*	33,750	1,885,950
Amylin Pharmaceuticals, Inc.* (a)	14,500	541,720
Arena Pharmaceuticals, Inc.* (a)	41,200	447,432
Biogen Idec, Inc.*	24,520	1,088,198
BioMarin Pharmaceutical, Inc.*	67,500	1,165,050
Celgene Corp.*	40,000	2,098,400
Gen-Probe, Inc.*	24,100	1,134,628
Genentech, Inc.*	29,400	2,414,328
Genmab A/S*	14,700	896,060
Genzyme Corp.*	45,300	2,718,906
Gilead Sciences, Inc.*	34,800	2,662,200
Keryx Biopharmaceuticals, Inc.*	50,600	532,312
Medicines Co.*	24,500	614,460
PDL BioPharma, Inc.*	48,000	1,041,600
Vertex Pharmaceuticals, Inc.*	35,900	1,006,636

		21,039,172
Health Care Services 23.9%
Aetna, Inc.	38,900	1,703,431
Allscripts Healthcare Solutions, Inc.* (a)	35,600	954,436
Cardinal Health, Inc.	23,100	1,685,145
Cerner Corp.* (a)	11,000	598,950
Covance, Inc.*	29,800	1,768,332
CVS/Caremark Corp.	75,731	2,585,456
DaVita, Inc.*	23,600	1,258,352
Fresenius Medical Care AG & Co. (a)	11,429	1,662,929
HealthExtras, Inc.*	21,300	613,014
Henry Schein, Inc.*	26,400	1,456,752
IMS Health, Inc.	42,000	1,245,720
Laboratory Corp. of America Holdings*	8,700	631,881
McKesson Corp.	59,000	3,453,860
Medco Health Solutions, Inc.*	31,784	2,305,293
Quality Systems, Inc. (a)	21,900	876,000
UnitedHealth Group, Inc.	56,700	3,003,399
WellPoint, Inc.*	36,900	2,992,590

		28,795,540
Hospital Management 0.5%
Community Health Systems, Inc.*	17,300	609,825
Life Sciences Equipment 4.2%
Pharmaceutical Product Development, Inc.	65,500	2,206,695
Thermo Fisher Scientific, Inc.*	60,100	2,809,675

		5,016,370
Medical Supply & Specialty 18.4%
Alcon, Inc.	12,400	1,634,568
ArthroCare Corp.*	25,900	933,436
Baxter International, Inc.	79,800	4,203,066
Beckman Coulter, Inc.	9,600	613,344
Becton, Dickinson & Co.	17,900	1,376,331
C.R. Bard, Inc.	30,400	2,417,104
Cynosure, Inc. "A"*	10,100	291,385

Dade Behring Holdings, Inc.	22,600	991,010
Hologic, Inc.*	21,600	1,245,024
Hospira, Inc.*	15,700	642,130
Immucor, Inc.*	28,400	835,812
Medtronic, Inc.	33,800	1,658,228
Mentor Corp.	12,400	570,400
Palomar Medical Technologies, Inc.*	7,500	299,625
ResMed, Inc.*	16,900	851,253
Respironics, Inc.*	19,400	814,606
SonoSite, Inc.*	21,100	596,286
Stryker Corp.	20,200	1,339,664
Viasys Healthcare, Inc.*	24,300	825,957

		22,139,229
Pharmaceuticals 33.1%
Abbott Laboratories	53,000	2,957,400
Allergan, Inc.	13,600	1,507,152
Astellas Pharma, Inc.	47,500	2,047,692
AstraZeneca PLC	29,980	1,612,954
Bristol-Myers Squibb Co.	50,000	1,388,000
Cardiome Pharma Corp.*	58,400	592,760
Eli Lilly & Co.	44,600	2,395,466
Forest Laboratories, Inc.*	13,500	694,440
Ista Pharmaceuticals, Inc.* (a)	73,000	618,310
Johnson & Johnson	36,900	2,223,594
Merck KGaA (a)	19,502	2,514,515
Novartis AG (Registered) (a)	41,396	2,374,440
Pfizer, Inc.	117,040	2,956,430
Roche Holding AG (Genusschein)	21,898	3,874,476
Sanofi-Aventis	33,570	2,919,376
Schering-Plough Corp.	104,100	2,655,591
Shire PLC (ADR) (a)	28,800	1,782,720
Stada Arzneimittel AG (a)	21,600	1,311,431
Wyeth	67,800	3,392,035

		39,818,782

Total Common Stocks (Cost $85,634,642)		117,418,918
Securities Lending Collateral 8.1%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $9,740,758)	9,740,758	9,740,758
Cash Equivalents 1.8%
Cash Management QP Trust, 5.33% (d) (Cost $2,202,305)	2,202,305	2,202,305
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 97,577,705)	107.5	129,361,981
Other Assets and Liabilities, Net	(7.5)	(8,988,408)

Net Assets	100.0	120,373,573

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $9,341,967 which is 7.8% of net assets.

(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio	as of March 31, 2007 (Unaudited)

DWS International VIP

	Shares	Value ($)

Common Stocks 97.3%
Australia 1.3%
Australia & New Zealand Banking Group Ltd. (Cost $7,007,030)	423,392	10,174,225
Austria 1.1%
Erste Bank der oesterreichischen Sparkassen AG (Cost $6,267,721)	104,249	8,118,918
Belgium 3.7%
InBev NV	92,300	6,664,309
KBC Groep NV	170,800	21,244,275

(Cost $25,405,430)		27,908,584
Brazil 1.9%
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	160,000	4,868,800
Petroleo Brasileiro SA (ADR)	97,800	9,732,078

(Cost $9,948,946)		14,600,878
Canada 1.7%
Shoppers Drug Mart Corp. (a) (Cost $12,129,258)	284,700	12,613,603
China 0.5%
Shanghai Electric Group Co., Ltd. "H" (Cost $3,100,014)	7,648,600	3,572,969
Denmark 0.7%
Novo Nordisk AS "B" (a) (Cost $3,535,665)	57,200	5,219,811
Finland 1.2%
Nokian Renkaat Oyj (a) (Cost $5,160,830)	340,710	9,330,318
France 4.0%
Societe Generale	68,163	11,779,856
Total SA	239,495	16,780,298
Vallourec SA	8,056	2,061,709

(Cost $18,032,066)		30,621,863
Germany 10.7%
BASF AG (a)	65,708	7,397,764
Bayer AG (a)	191,329	12,227,275
Commerzbank AG (a)	45,107	1,995,685

Continental AG (a)	37,492	4,846,098
E.ON AG (a)	96,986	13,186,490
Fresenius Medical Care AG & Co. (a)	42,267	6,149,882
GEA Group AG	141,267	3,910,103
Hypo Real Estate Holding AG (a)	267,682	17,071,013
Merck KGaA (a)	74,719	9,633,988
Stada Arzneimittel AG (a)	82,655	5,018,348

(Cost $51,241,850)		81,436,646
Greece 2.7%
Alpha Bank AE	181,756	5,754,331
Hellenic Telecommunications Organization SA*	257,320	7,039,814
National Bank of Greece SA	150,300	7,970,897

(Cost $12,209,460)		20,765,042
Hong Kong 2.9%
Cheung Kong (Holdings) Ltd.	946,000	11,974,070
Esprit Holdings Ltd.	830,000	9,698,471

(Cost $21,517,822)		21,672,541
Indonesia 0.5%
PT Telekomunikasi Indonesia (ADR) (Cost $3,809,812)	88,100	3,800,634
Ireland 0.8%
Anglo Irish Bank Corp. PLC (Cost $4,098,501)	301,010	6,433,668
Italy 3.6%
Banca Italease (a)	173,529	11,115,229
UniCredito Italiano SpA	1,732,173	16,486,704

(Cost $20,783,064)		27,601,933
Japan 14.5%
Canon, Inc.	498,850	26,796,678
Daito Trust Construction Co., Ltd.	120,400	5,670,570
Eisai Co., Ltd. (a)	151,000	7,239,902
Komatsu Ltd.	416,000	8,754,922
Mitsui Fudosan Co., Ltd.	342,000	10,041,751
Mizuho Financial Group, Inc. (a)	1,333	8,585,769
ORIX Corp.	34,800	9,066,191
Sumitomo Corp.	211,000	3,795,995
Suzuki Motor Corp.	345,000	8,958,758
Toyota Motor Corp.	210,400	13,480,312
Yamaha Motor Co., Ltd.	280,000	7,841,140

(Cost $82,073,156)		110,231,988
Korea 0.7%
Samsung Electronics Co., Ltd. (Cost $1,429,663)	9,107	5,449,873
Luxembourg 0.7%
Millicom International Cellular SA* (Cost $2,227,799)	63,500	4,975,860
Mexico 1.6%
Fomento Economico Mexicano SAB de CV (ADR)	48,400	5,342,876
Grupo Financiero Banorte SA de CV "O"	1,433,800	6,806,434

(Cost $8,851,909)		12,149,310
Netherlands 4.2%
Akzo Nobel NV	49,900	3,789,560
Heineken NV	76,700	4,012,322

ING Groep NV (CVA)	251,613	10,638,111
Royal Numico NV	256,900	13,250,175

(Cost $30,786,469)		31,690,168
New Zealand 0.3%
Fletcher Building Ltd. (Cost $1,987,141)	260,200	2,044,613
Norway 1.3%
Statoil ASA (a) (Cost $10,140,609)	374,000	10,183,275
Pakistan 0.3%
MCB Bank Ltd. (GDR) 144A (Cost $1,824,043)	117,777	2,090,546
Philippines 0.5%
Philippine Long Distance Telephone Co. (ADR) (Cost $3,720,691)	75,300	3,975,840
Singapore 0.5%
Singapore Telecommunications Ltd. (Cost $3,367,926)	1,575,000	3,405,069
Spain 2.6%
Industria de Diseno Textil SA	63,500	3,946,976
Obrascon Huarte Lain SA	110,965	4,707,868
Telefonica SA	510,767	11,258,084

(Cost $17,866,798)		19,912,928
Sweden 3.8%
Atlas Copco AB "B"	296,300	9,441,306
Rezidor Hotel Group AB*	839,800	6,734,949
Tele2 AB "B"	295,200	4,840,522
Telefonaktiebolaget LM Ericsson "B" (a)	2,212,600	8,143,412

(Cost $26,463,049)		29,160,189
Switzerland 8.8%
Compagnie Financiere Richemont AG "A" (Unit)	179,231	10,022,422
Lonza Group AG (Registered)* (a)	95,441	9,173,772
Nestle SA (Registered)	21,754	8,472,271
Novartis AG (a) (Registered)	219,118	12,568,428
Roche Holding AG (Genusschein)	64,608	11,431,280
UBS AG (Registered) (a)	252,236	14,986,989

(Cost $46,318,163)		66,655,162
Taiwan 1.0%
Hon Hai Precision Industry Co., Ltd. (Cost $5,258,971)	1,107,709	7,431,143
Turkey 0.0%
Turkiye Is Bankasi (Isbank) "C" (Cost $3)	1	5
United Arab Emirates 0.2%
Emaar Properties (Cost $1,747,010)	522,602	1,572,666
United Kingdom 19.0%
3i Group PLC	613,178	13,707,452
AMEC PLC	2,477,961	25,844,145
Aviva PLC	527,174	7,764,931
Barclays PLC	439,484	6,235,484
BHP Billiton PLC	415,758	9,269,629
BP PLC	426,017	4,627,622
Capita Group PLC	640,321	8,599,877
Greene King PLC	430,461	9,343,318

Hammerson PLC	222,169	7,576,591
Informa PLC	477,083	5,708,071
Prudential PLC	582,909	8,230,278
Shire PLC	365,493	7,544,777
Standard Chartered PLC	277,341	7,990,004
Tesco PLC	1,010,713	8,835,825
Vodafone Group PLC	1,249,474	3,331,642
Whitbread PLC	263,209	9,773,823

(Cost $115,536,499)		144,383,469

Total Common Stocks (Cost $563,847,368)		739,183,737
Preferred Stocks 2.3%
Germany
Fresenius AG (a)	58,654	4,669,836
Porsche AG (a)	8,528	13,029,520

Total Preferred Stocks (Cost $12,211,165)		17,699,356
Securities Lending Collateral 21.2%
Daily Assets Fund Institutional, 5.35% (b) (c) (Cost $161,437,702)	161,437,702	161,437,702
Cash Equivalents 0.3%
Cash Management QP Trust, 5.33% (d) (Cost $2,304,146)	2,304,146	2,304,146
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 739,800,381)	121.1	920,624,941
Other Assets and Liabilities, Net	(21.1)	(160,588,282)

Net Assets	100.0	760,036,659

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2007 amounted to $153,612,006 which is 20.2% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
CVA: Certificate Van Aandelen

At March 31, 2007, the DWS International VIP had the following Sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	245,412,073	32.5%
Consumer Discretionary	118,384,746	15.6%
Industrials	75,557,694	10.0%

Health Care	69,476,252	9.2%
Consumer Staples	59,191,381	7.8%
Information Technology	47,821,106	6.3%
Materials	43,902,613	5.8%
Telecommunication Services	42,627,465	5.6%
Energy	41,323,273	5.5%
Utilities	13,186,490	1.7%
Total Common and Preferred Stocks	756,883,093	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series I

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   May 23, 2007